RELATED PARTY TRANSACTIONS (Details Narrative) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017	Apr. 30, 2019	Apr. 30, 2018	Jan. 31, 2018	Dec. 28, 2017
Defined Benefit Plan Disclosure [Line Items]
Debt Instrument, Face Amount									$ 9,700,000	$ 5,000,000
Due to Related Parties	$ 297,000		$ 297,000		$ 50,000	$ 34,252
consulting fees	74,569	$ 87,755	225,744	$ 207,473	271,718	57,404
Related to research and development costs	41,845	56,110	91,911	119,328	210,206	289,586
Proceeds from Related Party Debt			247,000	50,000	50,000
Selling and Marketing Expense	21,670	$ 38,193	81,468	69,268	93,190	88,532
Boris Goldstein [Member] | Sublease Agreement [Member]
Defined Benefit Plan Disclosure [Line Items]
Related Party Transaction, Amounts of Transaction			4,900
Mr. Vadim Sakharov [Member]
Defined Benefit Plan Disclosure [Line Items]
Debt Instrument, Face Amount					5,000,000
Due to Related Parties	50,000		50,000		50,000	34,252
consulting fees					83,377	0
Related to research and development costs					59,788	62,700
Affiliated Entity [Member]
Defined Benefit Plan Disclosure [Line Items]
consulting fees			0	67,877
Related to research and development costs			0	$ 43,235
Affiliated Entity [Member] | Boris Goldstein [Member]
Defined Benefit Plan Disclosure [Line Items]
Debt Instrument, Face Amount							$ 25,000	$ 15,000
Notes Payable, Related Parties								$ 40,000
Director [Member]
Defined Benefit Plan Disclosure [Line Items]
Notes Payable, Related Parties	$ 207,000		207,000
Proceeds from Related Party Debt			$ 207,000
Boris Goldstein [Member]
Defined Benefit Plan Disclosure [Line Items]
Selling and Marketing Expense					15,000	38,347
Boris Goldstein [Member] | Payment For Shared Office Space [Member]
Defined Benefit Plan Disclosure [Line Items]
Related Party Transaction, Expenses from Transactions with Related Party					6,202
Boris Goldstein [Member] | Payment For Warehouse Space[Member]
Defined Benefit Plan Disclosure [Line Items]
Related Party Transaction, Expenses from Transactions with Related Party					$ 10,626	$ 15,939